Pledged assets - The fair value of collateral held that the Group has the right to sell or repledge regardless of pledger's default (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair value of collateral held that the Group has the right to sell or repledge regardless of pledger's default [Abstract]
Assets received as collateral	₩ 2,163,744	₩ 2,871,910
The fair value of collateral sold or re-provided as collateral	₩ 0	₩ 0